Accounts Receivable and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Trade And Other Accounts Receivables [Abstract]
Summary of Accounts Receivable and Other Receivables

As at	March 31,
	2020	2019
	$	$
Trade accounts receivable, net (a)	59,537	57,011
Trade accounts receivable from shareholders exercising significant influence	6,718	9,653
Other receivables	1,407	482
	67,662	67,146

(a) As at March 31, 2020, amounts owing from one client represented 10% of the total trade accounts receivable (one client represented 14% of the total trade accounts receivable as at March 31, 2019).